Risk Management - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 85,071	¥ 83,910
Debt securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	11,215	19,275
Transfers from Level 2 to Level 1	16,119	9,652
Equity securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	¥ 3,491
Claim ratios [member] | Short-term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	If claim ratios are 100 basis points higher or lower than the current assumption
Claim ratios [member] | Short-term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 551	445
Claim ratios [member] | Short-term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 551	445
Lapse rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	If lapse rates were to increase or decrease from the current best estimate by 10%
Lapse rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 1,672	1,940
Lapse rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 1,535	¥ 1,989
Credit risk [member]
Disclosure of risk management [line items]
Percentage of corporate bonds held by the group	99.90%	99.90%
Percentage of subordinate bonds held by the group	99.90%	99.90%
Percentage of deposits on bank	99.90%	99.80%
Mortality and morbidity rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	If mortality rates and morbidity rates were to increase or decrease from the current best estimate by 10%
Mortality and morbidity rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 19,731	¥ 23,322
Mortality and morbidity rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 20,559	24,177
Discount rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	If the discount rates were 50 basis points higher or lower than the current best estimate
Discount rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 83,634	70,732
Discount rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 95,212	80,152
Interest rate risk [member]
Disclosure of risk management [line items]
Borrowings, interest rate description	If market interest rates were 50 basis points higher or lower with all other variables held constant
Interest rate risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 145	35
Pre-tax available-for-sale reserve in equity	10,045	8,306
Interest rate risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	145	35
Pre-tax available-for-sale reserve in equity	¥ 13,749	11,463
Equity price risk [member]
Disclosure of risk management [line items]
Description of equity securities prices	If the prices of all the Group's equity securities had increased or decreased by 10% with all other variables held constant
Equity price risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 5,073	3,341
Pre-tax available-for-sale reserve in equity	24,898	23,423
Equity price risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	5,073	5,393
Pre-tax available-for-sale reserve in equity	¥ 34,474	32,651
Currency risk [member]
Disclosure of risk management [line items]
Description of functional currency	If RMB had strengthened or weakened by 10% against US dollar, HK dollar, GB pound, EUR and other foreign currencies, with all other variables held constant
Actual exchange gains (losses)	¥ (194)	52
Currency risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	353	308
Pre-tax available-for-sale reserve in equity	4,909	3,541
Currency risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	353	308
Pre-tax available-for-sale reserve in equity	4,909	3,541
Liquidity risk [member]
Disclosure of risk management [line items]
Policyholder dividends declared	85,071	83,910
Estimated cash out flow upon surrendered of investment contract with DPF	58,669	56,709
Estimated cash out flow upon surrendered of investment contract without DPF	194,290	173,557
Liquidity risk [member] | Not later than one year [member]
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 74,932	68,731
Quoted prices in active markets level 1 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	33.30%
Significant observable inputs level 2 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	48.57%
Significant unobservable inputs level 3 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	18.13%
Unconsolidated structured entities that the Group has sponsored but does not have interest in [member]
Disclosure of risk management [line items]
Unconsolidated structured entities, size	¥ 400,419	252,017
Management service fee from unconsolidated structured entities	¥ 1,338	¥ 736